Schedule of Investments (unaudited)	iShares® ESG MSCI EM Leaders ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.2%
Globant SA(a)	9,026	$1,966,495

Brazil — 3.1%
Adecoagro SA(a)	20,961	222,815
Atacadao SA	113,138	486,270
B2W Cia. Digital(a)	50,999	584,683
B3 SA - Brasil, Bolsa, Balcao	1,401,589	4,717,054
Banco Bradesco SA	333,814	1,464,203
Banco do Brasil SA	195,963	1,259,244
Banco Santander Brasil SA	91,497	723,661
CCR SA	276,291	730,528
Cosan SA	234,030	1,049,424
CPFL Energia SA	52,534	289,397
Energisa SA	42,009	374,572
Equatorial Energia SA	204,627	970,974
Klabin SA(a)	162,224	819,882
Localiza Rent a Car SA	138,341	1,663,001
Lojas Renner SA	204,315	1,834,707
Natura & Co. Holding SA(a)	203,334	2,011,219
Notre Dame Intermedica Participacoes SA	118,123	2,003,356
Rumo SA(a)	295,876	1,173,467
Telefonica Brasil SA	112,630	955,206
TIM SA	182,185	425,426
Ultrapar Participacoes SA	163,524	605,563
Via Varejo SA(a)	290,841	724,354
WEG SA	382,008	2,503,132
		27,592,138
Chile — 0.4%
Cencosud Shopping SA	119,365	227,362
Empresas CMPC SA	255,422	659,267
Empresas COPEC SA	86,771	875,495
Enel Americas SA	4,929,031	680,335
Falabella SA	174,110	786,415
		3,228,874
China — 34.8%
360 Security Technology Inc., Class A(a)	68,800	132,540
3SBio Inc.(a)(b)	296,000	358,335
51job Inc., ADR(a)	6,937	497,244
AAC Technologies Holdings Inc.	166,000	1,010,346
Air China Ltd., Class A	83,000	109,867
Air China Ltd., Class H(a)	432,000	346,972
Alibaba Group Holding Ltd.(a)	677,604	18,437,438
Alibaba Group Holding Ltd., ADR(a)	115,789	24,774,214
Alibaba Health Information Technology Ltd.(a)	916,000	2,275,252
A-Living Smart City Services Co. Ltd.(b)	107,750	520,065
Angel Yeast Co. Ltd., Class A	11,700	118,258
Baozun Inc., ADR(a)	13,895	482,018
BBMG Corp., Class A	134,500	58,409
Beijing Enterprises Water Group Ltd.	1,010,000	411,183
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	18,450	182,014
BOC Aviation Ltd.(b)	48,200	428,939
BYD Co. Ltd., Class A	24,800	697,336
BYD Co. Ltd., Class H	178,000	4,144,017
By-Health Co. Ltd., Class A	24,100	138,230
CanSino Biologics Inc., Class A(a)	1,189	109,515
CanSino Biologics Inc., Class H(a)(b)(c)	18,200	805,332

Security	Shares	Value

China (continued)
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	3,565	$107,996
China Aoyuan Group Ltd.	263,000	308,436
China Conch Venture Holdings Ltd.	369,000	1,699,116
China Construction Bank Corp., Class A	126,700	138,068
China Construction Bank Corp., Class H	21,831,000	17,930,933
China East Education Holdings Ltd.(b)	118,500	258,470
China Eastern Airlines Corp. Ltd., Class A	161,900	138,028
China Education Group Holdings Ltd.	179,000	462,555
China Everbright Environment Group Ltd.	862,000	518,533
China Feihe Ltd.(b)	808,000	2,263,844
China Gas Holdings Ltd.	697,200	2,602,238
China Jinmao Holdings Group Ltd.	1,228,000	474,626
China Jushi Co. Ltd., Class A	59,778	153,432
China Lesso Group Holdings Ltd.	251,000	660,879
China Medical System Holdings Ltd.	312,000	800,530
China Mengniu Dairy Co. Ltd.	720,000	4,368,415
China Merchants Bank Co. Ltd., Class H	887,000	8,212,269
China Merchants Property Operation & Service Co. Ltd., Class A	14,300	47,593
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	110,600	201,725
China Molybdenum Co. Ltd., Class A	232,700	213,035
China Molybdenum Co. Ltd., Class H	750,000	517,010
China National Medicines Corp. Ltd., Class A	11,400	65,345
China Overseas Land & Investment Ltd.	874,500	2,092,820
China Resources Gas Group Ltd.	212,000	1,324,095
China Resources Pharmaceutical Group Ltd.(b)	358,500	257,166
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	13,300	54,499
China Tourism Group Duty Free Corp. Ltd., Class A	26,700	1,407,577
China Vanke Co. Ltd., Class A	131,200	550,918
China Vanke Co. Ltd., Class H	391,000	1,353,103
Chongqing Changan Automobile Co. Ltd., Class A(a)	60,700	226,763
CIFI Holdings Group Co. Ltd.	762,000	665,991
CITIC Ltd.	1,325,000	1,532,030
Contemporary Amperex Technology Co. Ltd., Class A	32,000	2,184,943
Country Garden Services Holdings Co. Ltd.	334,000	3,466,629
CSPC Pharmaceutical Group Ltd.	2,035,360	3,197,305
Dali Foods Group Co. Ltd.(b)	443,000	277,414
Dongfeng Motor Group Co. Ltd., Class H	608,000	569,153
ENN Energy Holdings Ltd.	179,300	3,298,468
Eve Energy Co. Ltd., Class A	26,132	457,176
Ever Sunshine Lifestyle Services Group Ltd.	166,000	463,781
Fosun International Ltd.	583,500	946,278
Fu Jian Anjoy Foods Co. Ltd., Class A	3,500	135,961
Fuyao Glass Industry Group Co. Ltd., Class A	28,900	238,154
Fuyao Glass Industry Group Co. Ltd., Class H(b)	134,400	892,357
Ganfeng Lithium Co. Ltd., Class A	15,300	312,065
Ganfeng Lithium Co. Ltd., Class H(b)	38,000	571,948
Geely Automobile Holdings Ltd.	1,336,000	3,396,786
GEM Co. Ltd., Class A	62,100	110,207
Genscript Biotech Corp.(a)	246,000	965,186
GoerTek Inc., Class A	47,800	292,948
Gotion High-tech Co. Ltd., Class A(a)	16,100	90,944
Great Wall Motor Co. Ltd., Class A	31,300	182,300
Great Wall Motor Co. Ltd., Class H	704,000	1,966,772
Greenland Holdings Corp. Ltd., Class A	106,300	97,330
Greentown Service Group Co. Ltd.	334,000	530,973

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM Leaders ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	10,900	$54,695
Guangzhou Automobile Group Co. Ltd., Class H	658,000	559,754
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	18,900	95,919
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	6,500	155,080
Guangzhou R&F Properties Co. Ltd., Class H	391,600	530,672
Hangzhou Robam Appliances Co. Ltd., Class A	12,700	88,078
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	272,000	1,185,819
HengTen Networks Group Ltd.(a)	628,000	615,606
Hopson Development Holdings Ltd.	146,900	722,751
Huaxia Bank Co. Ltd., Class A	195,100	197,273
Hutchmed China Ltd., ADR(a)(c)	17,072	507,892
Industrial Bank Co. Ltd., Class A	284,300	1,033,518
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	83,400	531,972
Jafron Biomedical Co. Ltd., Class A	10,500	142,779
Jiangsu Zhongtian Technology Co. Ltd., Class A	34,600	57,681
Jinke Properties Group Co. Ltd., Class A	79,700	75,571
Jinxin Fertility Group Ltd.(b)	282,000	812,455
Joyoung Co. Ltd., Class A	9,100	45,965
Kaisa Group Holdings Ltd.	596,000	274,262
Kingdee International Software Group Co. Ltd.	596,000	2,421,919
Kuang-Chi Technologies Co. Ltd., Class A(a)	29,200	85,952
KWG Group Holdings Ltd.	294,000	452,379
Lee & Man Paper Manufacturing Ltd.	307,000	267,904
Lenovo Group Ltd.(c)	1,630,000	1,955,087
Li Auto Inc., ADR(a)	107,539	2,505,659
Li Ning Co. Ltd.	510,000	4,784,060
Liaoning Cheng Da Co. Ltd., Class A	18,900	63,702
Logan Group Co. Ltd.	324,000	520,914
Longfor Group Holdings Ltd.(b)	411,000	2,406,043
Meituan, Class B(a)(b)	818,700	31,811,380
Microport Scientific Corp.	146,000	1,221,463
Minth Group Ltd.	168,000	715,934
NARI Technology Co. Ltd., Class A	64,300	314,923
NIO Inc., ADR(a)	293,365	11,329,756
Offshore Oil Engineering Co. Ltd., Class A	79,700	55,126
Ovctek China Inc., Class A	11,960	190,450
Pharmaron Beijing Co. Ltd., Class A	9,300	264,005
Pharmaron Beijing Co. Ltd., Class H(b)	29,800	713,338
Ping An Insurance Group Co. of China Ltd., Class A	147,400	1,665,721
Ping An Insurance Group Co. of China Ltd., Class H	1,435,500	15,606,292
Poly Developments and Holdings Group Co. Ltd., Class A	164,100	349,057
Poly Property Services Co. Ltd., Class H	27,400	220,639
Shandong Sinocera Functional Material Co. Ltd., Class A	13,000	106,662
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	572,000	1,262,889
Shanghai Electric Group Co. Ltd., Class A(a)	102,700	74,483
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	27,600	301,166
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	112,500	936,277
Shanghai M&G Stationery Inc., Class A	12,700	168,332
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	26,100	95,389
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	182,600	412,815
Shenzhen Inovance Technology Co. Ltd., Class A	23,900	371,083
Shenzhen International Holdings Ltd.	241,000	366,600

Security	Shares	Value

China (continued)
Shenzhen Investment Ltd.	598,000	$212,444
Shenzhen Overseas Chinese Town Co. Ltd., Class A	108,500	142,290
Shenzhou International Group Holdings Ltd.	187,500	4,826,961
Shimao Group Holdings Ltd.	276,000	782,966
Sichuan Chuantou Energy Co. Ltd., Class A	47,100	86,984
Sino Biopharmaceutical Ltd.	2,372,500	2,666,203
Sinotrans Ltd., Class A	52,400	37,918
Sinotruk Hong Kong Ltd.	160,500	375,830
Skshu Paint Co. Ltd., Class A	3,500	129,879
Sungrow Power Supply Co. Ltd., Class A	19,700	300,830
Suning.com Co. Ltd., Class A	144,000	154,129
TCL Technology Group Corp., Class A	186,000	236,603
Tencent Holdings Ltd.	547,200	44,025,241
Tongcheng-Elong Holdings Ltd.(a)	220,400	595,577
Topchoice Medical Corp., Class A(a)	4,500	248,696
Topsports International Holdings Ltd.(b)	346,000	526,600
Transfar Zhilian Co. Ltd., Class A	42,400	43,079
Uni-President China Holdings Ltd.	300,000	324,060
Unisplendour Corp. Ltd., Class A	34,100	108,220
Vinda International Holdings Ltd.	79,000	250,846
Vipshop Holdings Ltd., ADR(a)	101,003	2,336,199
Want Want China Holdings Ltd.	1,085,000	806,695
Weifu High-Technology Group Co. Ltd., Class A	9,800	37,094
Wuchan Zhongda Group Co. Ltd., Class A	32,800	37,179
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	32,500	123,819
WuXi AppTec Co. Ltd., Class A	28,660	754,417
WuXi AppTec Co. Ltd., Class H(b)	77,960	1,667,889
Wuxi Biologics Cayman Inc., New(a)(b)	765,000	11,965,073
Xiamen Intretech Inc., Class A	8,500	57,339
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	38,900	74,906
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	174,600	297,614
Xinyi Solar Holdings Ltd.	1,102,000	1,977,110
XPeng Inc., ADR(a)	73,756	2,369,780
Yadea Group Holdings Ltd.(b)	270,000	601,612
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	12,800	80,538
Yum China Holdings Inc.	95,486	6,458,673
Yunnan Baiyao Group Co. Ltd., Class A	17,600	347,845
Yutong Bus Co. Ltd., Class A	38,800	81,080
Zhejiang Chint Electrics Co. Ltd., Class A	24,200	122,533
Zhejiang Expressway Co. Ltd., Class H	324,000	281,307
Zhejiang Huayou Cobalt Co. Ltd., Class A	16,800	273,917
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	10,500	73,289
Zhejiang Weixing New Building Materials Co. Ltd., Class A	20,900	77,016
Zhenro Properties Group Ltd.	265,000	168,679
Zhongsheng Group Holdings Ltd.	128,500	1,105,201
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	88,600	150,096
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	321,600	387,833
		312,785,870
Czech Republic — 0.1%
Komercni Banka AS(a)	17,088	629,118
Moneta Money Bank AS(a)(b)	83,796	314,160
		943,278

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM Leaders ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Egypt — 0.1%
Commercial International Bank Egypt SAE	301,236	$1,029,015
Greece — 0.2%
Eurobank Ergasias Services and Holdings SA,
Class A(a)	550,262	513,827
Hellenic Telecommunications Organization SA	53,848	970,494
		1,484,321
Hungary — 0.4%
MOL Hungarian Oil & Gas PLC(a)	93,707	757,916
OTP Bank Nyrt(a)	51,138	2,793,629
Richter Gedeon Nyrt	2,615	74,089
		3,625,634
India — 12.3%
Adani Green Energy Ltd.(a)	89,648	1,569,188
Ambuja Cements Ltd.	160,135	723,095
Asian Paints Ltd.	87,231	3,581,054
Axis Bank Ltd.(a)	515,255	5,315,541
Bajaj Auto Ltd.(a)	15,097	871,698
Bandhan Bank Ltd.(a)(b)	144,086	609,761
Berger Paints India Ltd.	56,497	628,049
Bharat Petroleum Corp. Ltd.	194,740	1,267,556
Biocon Ltd.(a)	89,221	478,070
Britannia Industries Ltd.	24,213	1,150,459
Colgate-Palmolive India Ltd.	28,399	674,697
Dabur India Ltd.	133,705	999,760
DLF Ltd.	143,127	569,244
Eicher Motors Ltd.(a)	31,400	1,154,101
Grasim Industries Ltd.	60,021	1,215,039
Havells India Ltd.	49,165	699,233
HCL Technologies Ltd.	246,385	3,213,693
Hero MotoCorp Ltd.	27,806	1,151,329
Hindalco Industries Ltd.	361,083	1,960,820
Hindustan Unilever Ltd.	186,618	6,024,848
Housing Development Finance Corp. Ltd.	389,300	13,683,323
Info Edge India Ltd.(a)	17,155	1,031,745
Infosys Ltd.	773,845	14,872,859
Lupin Ltd.	51,805	870,532
Mahindra & Mahindra Ltd.	199,519	2,224,570
Marico Ltd.	120,338	790,388
Motherson Sumi Systems Ltd.(a)	282,512	934,820
Nestle India Ltd.	7,629	1,855,178
PI Industries Ltd.	17,227	621,375
Pidilite Industries Ltd.(a)	35,437	1,025,036
Piramal Enterprises Ltd.	23,366	583,893
Reliance Industries Ltd.	647,629	19,226,825
Shree Cement Ltd.(a)	2,501	953,903
Siemens Ltd.	16,581	477,863
State Bank of India(a)	401,863	2,351,918
Tata Consultancy Services Ltd.	209,959	9,158,266
Titan Co. Ltd.	80,840	1,775,190
Trent Ltd.	39,257	463,678
UPL Ltd.	113,654	1,277,935
Wipro Ltd.	310,258	2,306,874
		110,343,406
Indonesia — 1.0%
Aneka Tambang Tbk	1,883,700	323,184
Bank Central Asia Tbk PT	2,507,900	5,592,557
Bank Rakyat Indonesia Persero Tbk PT	280,400	83,627
Barito Pacific Tbk PT	6,472,200	407,301

Security	Shares	Value

Indonesia (continued)
Indah Kiat Pulp & Paper Tbk PT	632,900	$376,574
Indofood Sukses Makmur Tbk PT	1,027,900	456,785
Kalbe Farma Tbk PT	4,901,700	497,295
Merdeka Copper Gold Tbk PT(a)	2,353,100	445,008
Tower Bersama Infrastructure Tbk PT	1,723,500	312,464
Unilever Indonesia Tbk PT	1,765,100	723,087
		9,217,882
Kuwait — 0.3%
Kuwait Finance House KSCP	1,058,846	2,621,167

Malaysia — 2.2%
AMMB Holdings Bhd	416,500	287,120
Axiata Group Bhd	638,200	570,687
CIMB Group Holdings Bhd	1,469,700	1,521,727
Dialog Group Bhd	910,100	636,133
DiGi.Com Bhd	719,000	740,436
Fraser & Neave Holdings Bhd	29,900	192,410
HAP Seng Consolidated Bhd	139,800	274,450
Hartalega Holdings Bhd(c)	392,500	853,677
IHH Healthcare Bhd	421,200	539,762
Kossan Rubber Industries	294,100	287,503
Kuala Lumpur Kepong Bhd	100,200	538,149
Malayan Banking Bhd	892,300	1,764,956
Malaysia Airports Holdings Bhd	250,963	339,345
Maxis Bhd	538,900	605,972
MISC Bhd	314,200	521,828
Nestle Malaysia Bhd	14,300	472,095
Petronas Dagangan Bhd	68,900	314,975
Petronas Gas Bhd	180,800	708,504
PPB Group Bhd.	145,600	652,356
Press Metal Aluminium Holdings Bhd	739,000	929,310
Public Bank Bhd	3,314,500	3,375,687
QL Resources Bhd	245,800	356,792
RHB Bank Bhd	399,100	511,749
Sime Darby Bhd	611,400	338,722
Supermax Corp. Bhd(c)	343,887	342,718
Telekom Malaysia Bhd	257,600	383,164
Top Glove Corp. Bhd(c)	1,217,800	1,524,157
Westports Holdings Bhd	231,600	241,489
		19,825,873
Mexico — 1.6%
Arca Continental SAB de CV	100,900	567,974
Cemex SAB de CV, CPO, NVS(a)	3,446,176	2,906,705
Coca-Cola Femsa SAB de CV	121,900	608,949
Fomento Economico Mexicano SAB de CV	442,200	3,729,550
Gruma SAB de CV, Class B	49,575	540,103
Grupo Bimbo SAB de CV, Series A	364,500	800,992
Grupo Financiero Banorte SAB de CV, Class O	579,700	4,014,360
Industrias Penoles SAB de CV(a)	32,130	487,822
Kimberly-Clark de Mexico SAB de CV, Class A	354,400	642,326
		14,298,781
Pakistan — 0.0%
Lucky Cement Ltd.(a)	28,311	170,896
MCB Bank Ltd.	54,866	58,956
		229,852
Philippines — 0.9%
Ayala Corp.	66,020	1,096,708
Ayala Land Inc.	1,867,100	1,343,757
Bank of the Philippine Islands.	419,200	736,708

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM Leaders ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Philippines (continued)
Globe Telecom Inc.	3,785	$143,014
GT Capital Holdings Inc.	16,710	206,158
JG Summit Holdings Inc.	704,008	839,253
Manila Electric Co.	53,770	318,998
SM Investments Corp.	57,495	1,167,016
SM Prime Holdings Inc.	2,345,500	1,765,447
Universal Robina Corp.	209,170	608,288
		8,225,347
Poland — 1.1%
Bank Polska Kasa Opieki SA(a)	41,868	1,092,543
CD Projekt SA(c)	16,145	739,687
Cyfrowy Polsat SA	66,741	553,679
KGHM Polska Miedz SA(a)	31,530	1,732,181
Orange Polska SA(a)	150,539	272,583
Polski Koncern Naftowy ORLEN SA	68,009	1,512,724
Powszechna Kasa Oszczednosci Bank Polski SA(a)	199,652	2,207,690
Powszechny Zaklad Ubezpieczen SA(a)	137,332	1,383,834
Santander Bank Polska SA(a)	8,347	605,090
		10,100,011
Qatar — 0.7%
Commercial Bank PSQC (The)	482,329	697,572
Ooredoo QPSC	187,976	352,145
Qatar Fuel QSC	110,685	535,592
Qatar National Bank QPSC	1,035,646	4,955,378
		6,540,687
Russia — 3.1%
Gazprom PJSC	2,692,530	9,564,458
LUKOIL PJSC	94,483	7,725,258
Mobile TeleSystems PJSC, ADR	100,971	920,856
Moscow Exchange MICEX-RTS PJSC	335,590	770,188
Novatek PJSC, GDR(d)	18,984	3,779,184
Novolipetsk Steel PJSC	334,500	1,194,156
PhosAgro PJSC, GDR(d)	32,293	660,715
Polymetal International PLC	80,030	1,897,808
Polyus PJSC	7,673	1,660,981
		28,173,604
Saudi Arabia — 1.3%
Almarai Co. JSC	58,321	857,806
Bank AlBilad	87,743	885,285
Banque Saudi Fransi	21,178	205,023
Dr Sulaiman Al Habib Medical Services Group Co.	10,163	447,208
Saudi Arabian Mining Co.(a)	99,153	1,568,217
Saudi Basic Industries Corp.	206,342	6,857,003
Savola Group (The)	60,770	662,050
		11,482,592
South Africa — 7.0%
Absa Group Ltd.(a)	164,764	1,711,950
Anglo American Platinum Ltd.	12,122	1,598,339
Aspen Pharmacare Holdings Ltd.(a)	88,692	1,036,148
Bid Corp. Ltd.(a)	75,451	1,590,076
Bidvest Group Ltd. (The)	65,855	928,096
Capitec Bank Holdings Ltd.	18,299	2,213,221
Clicks Group Ltd.	56,451	1,054,776
Discovery Ltd.(a)	94,434	963,372
FirstRand Ltd.	1,144,999	4,655,127
Gold Fields Ltd.	202,689	2,555,961
Growthpoint Properties Ltd.	785,346	823,456
Impala Platinum Holdings Ltd.	179,415	3,260,881
Kumba Iron Ore Ltd.	14,813	687,332

Security	Shares	Value

South Africa (continued)
MTN Group Ltd.(a)	383,772	$2,768,572
MultiChoice Group	86,862	868,730
Naspers Ltd., Class N	98,838	21,888,248
Nedbank Group Ltd.	85,949	1,014,992
NEPI Rockcastle PLC	98,824	689,626
Northam Platinum Ltd.(a)	80,166	1,355,700
Old Mutual Ltd.	1,082,565	1,123,008
Remgro Ltd.	121,333	1,053,871
Sanlam Ltd.	429,407	1,852,811
Shoprite Holdings Ltd.	114,703	1,286,838
SPAR Group Ltd. (The)	44,008	610,276
Standard Bank Group Ltd.	295,864	2,911,454
Vodacom Group Ltd.	146,700	1,392,680
Woolworths Holdings Ltd.(a)	224,379	908,245
		62,803,786
South Korea — 8.8%
Amorepacific Corp.	7,346	1,888,290
AMOREPACIFIC Group	6,677	464,117
BGF retail Co. Ltd.	1,820	296,086
Celltrion Healthcare Co. Ltd.(a)	18,940	2,049,875
CJ CheilJedang Corp.	1,891	828,000
CJ Corp.	3,359	344,647
CJ Logistics Corp.(a)	1,850	282,001
Coway Co. Ltd.	12,239	913,256
Doosan Bobcat Inc.(a)	11,579	532,124
Fila Holdings Corp.	10,616	518,109
GS Engineering & Construction Corp.	14,603	585,350
GS Holdings Corp.	10,764	444,538
Hankook Tire & Technology Co. Ltd.	17,261	755,646
Hanon Systems	40,021	607,155
Hanwha Solutions Corp.(a)	27,436	1,106,800
Hyundai Engineering & Construction Co. Ltd.	16,801	863,599
Hyundai Heavy Industries Holdings Co. Ltd.	10,887	687,618
Kakao Corp.	70,453	7,765,542
KB Financial Group Inc.	89,725	4,742,301
Korean Air Lines Co. Ltd.(a)	35,082	1,004,862
LG Chem Ltd.	10,410	7,636,694
LG Corp.	22,060	1,996,816
LG Display Co. Ltd.(a)	53,130	1,145,221
LG Electronics Inc.	24,112	3,286,208
LG Household & Health Care Ltd.	2,139	2,987,758
Lotte Chemical Corp.	3,913	978,478
LX Holdings Corp.(a)	10,697	105,023
NAVER Corp.	27,966	9,085,504
POSCO Chemical Co. Ltd.	6,965	904,884
Samsung Electro-Mechanics Co. Ltd.	12,769	1,952,255
Samsung Engineering Co. Ltd.(a)	34,056	577,199
Samsung Fire & Marine Insurance Co. Ltd.	7,013	1,328,577
Samsung SDI Co. Ltd.	12,488	6,887,662
Samsung SDS Co. Ltd.	7,546	1,227,278
Shinhan Financial Group Co. Ltd.	100,232	3,820,997
SK Biopharmaceuticals Co. Ltd.(a)	6,046	614,877
SK Holdings Co. Ltd.	7,221	1,712,377
SK Innovation Co. Ltd.(a)	11,505	2,728,916
SK Telecom Co. Ltd.	9,022	2,573,484
SKC Co. Ltd.	4,589	523,406
Yuhan Corp.	11,195	658,432
		79,411,962

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM Leaders ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan — 15.2%
Acer Inc.	672,000	$771,385
ASE Technology Holding Co. Ltd.	743,000	2,979,953
AU Optronics Corp.(a)	1,871,000	1,729,900
Cathay Financial Holding Co. Ltd.	1,799,000	3,621,196
Chailease Holding Co. Ltd.	287,240	2,159,109
Cheng Shin Rubber Industry Co. Ltd.	404,000	679,089
China Steel Corp.	2,674,000	3,559,932
Chunghwa Telecom Co. Ltd.	861,000	3,527,371
Compal Electronics Inc.	975,000	823,835
CTBC Financial Holding Co. Ltd.	4,243,000	3,522,350
Delta Electronics Inc.	443,000	4,719,866
E.Sun Financial Holding Co. Ltd.	2,607,125	2,399,582
Eclat Textile Co. Ltd.	43,000	999,660
Evergreen Marine Corp. Taiwan Ltd.(a)	596,000	2,115,492
Far Eastern New Century Corp.	678,000	772,878
Far EasTone Telecommunications Co. Ltd.	371,000	861,939
Feng TAY Enterprise Co. Ltd.	90,000	781,714
First Financial Holding Co. Ltd.	2,375,410	1,885,317
Fubon Financial Holding Co. Ltd.	1,512,000	3,938,842
Hiwin Technologies Corp.	60,660	802,223
Hotai Motor Co. Ltd.	70,000	1,438,496
Hua Nan Financial Holdings Co. Ltd.	1,953,232	1,285,182
Innolux Corp.	1,997,000	1,748,090
Inventec Corp.	615,000	572,214
Lite-On Technology Corp.	494,000	1,178,944
MediaTek Inc.	343,000	12,268,888
Mega Financial Holding Co. Ltd.	2,333,000	2,783,588
Nan Ya Plastics Corp.	1,177,000	3,584,290
Nien Made Enterprise Co. Ltd.	33,000	484,256
Oneness Biotech Co. Ltd.(a)	51,000	374,681
President Chain Store Corp.	129,000	1,230,671
Ruentex Development Co. Ltd.	189,000	357,179
Shanghai Commercial & Savings Bank Ltd. (The)	709,000	1,160,771
SinoPac Financial Holdings Co. Ltd.	2,398,000	1,170,801
Taishin Financial Holding Co. Ltd.	2,293,117	1,223,158
Taiwan Business Bank	1,353,700	469,159
Taiwan Cement Corp.	1,066,000	1,983,190
Taiwan High Speed Rail Corp.	471,000	499,885
Taiwan Mobile Co. Ltd.	379,000	1,373,065
Taiwan Semiconductor Manufacturing Co. Ltd.	2,161,000	46,427,098
Uni-President Enterprises Corp.	1,100,000	2,917,654
United Microelectronics Corp.	2,678,000	5,090,586
Wistron Corp.	625,000	692,762
Yageo Corp.	84,000	1,524,814
Yuanta Financial Holding Co. Ltd.	2,237,720	2,064,527
		136,555,582
Thailand — 2.6%
Advanced Info Service PCL, NVDR	267,200	1,440,058
Airports of Thailand PCL, NVDR(c)	978,300	1,970,868
Asset World Corp. PCL, NVDR(a)	1,662,300	253,774
B Grimm Power PCL, NVDR	177,200	250,874
Bangkok Dusit Medical Services PCL, NVDR	2,172,200	1,499,498
Berli Jucker PCL, NVDR	282,800	314,162
BTS Group Holdings PCL, NVDR(c)	1,865,800	546,149
Bumrungrad Hospital PCL, NVDR	109,200	460,730
Central Pattana PCL, NVDR	464,000	753,035
Charoen Pokphand Foods PCL, NVDR	883,800	770,058
CP ALL PCL, NVDR	1,325,600	2,575,016
Energy Absolute PCL, NVDR(c)	341,300	657,465
Gulf Energy Development PCL, NVDR	677,600	731,628

Security	Shares	Value

Thailand (continued)
Home Product Center PCL, NVDR	1,402,800	$623,337
Indorama Ventures PCL, NVDR	386,500	564,755
Intouch Holdings PCL, NVDR	435,300	894,455
Kasikornbank PCL, NVDR	69,900	266,050
Land & Houses PCL, NVDR	1,872,100	482,138
Minor International PCL, NVDR(a)	725,600	742,794
Muangthai Capital PCL, NVDR	183,600	363,670
Osotspa PCL, NVDR	245,400	290,262
PTT Exploration & Production PCL, NVDR	318,300	1,205,495
PTT Global Chemical PCL, NVDR	514,000	1,038,766
Siam Cement PCL (The), NVDR	177,800	2,491,791
Siam Commercial Bank PCL (The), NVDR	191,700	628,264
Sri Trang Gloves Thailand PCL, NVDR	222,900	312,060
Thai Oil PCL, NVDR(c)	255,800	482,218
Thai Union Group PCL, NVDR	657,800	374,478
True Corp. PCL, NVDR	2,666,700	269,334
		23,253,182
Turkey — 0.2%
KOC Holding AS	172,671	373,977
Turkcell Iletisim Hizmetleri AS	266,396	492,626
Turkiye Garanti Bankasi AS	527,322	491,878
Turkiye Is Bankasi AS, Class C	341,506	202,932
		1,561,413
United Arab Emirates — 1.3%
Abu Dhabi Commercial Bank PJSC	642,983	1,191,447
Abu Dhabi Islamic Bank PJSC	352,814	533,355
Aldar Properties PJSC	886,233	882,764
Emirates NBD Bank PJSC	586,472	2,203,371
Emirates Telecommunications Group Co. PJSC	399,486	2,355,707
First Abu Dhabi Bank PJSC	926,483	4,253,460
		11,420,104
Total Common Stocks — 98.9%
(Cost: $698,218,794)		888,720,856

Preferred Stocks

Brazil — 0.7%
Banco Bradesco SA, Preference Shares, NVS	1,107,673	5,627,949
Cia. Energetica de Minas Gerais, Preference Shares, NVS	239,109	623,041
		6,250,990
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares, NVS	30,861	1,382,249

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	105,432	784,769

South Korea — 0.1%
LG Chem Ltd., Preference Shares, NVS	1,765	587,804
LG Household & Health Care Ltd., Preference Shares, NVS	471	303,944
		891,748
Total Preferred Stocks — 1.0%
(Cost: $9,717,128)		9,309,756

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM Leaders ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Shares/
Security	Par		Value

Warrants

Thailand — 0.0%
Minor International PCL (Expires 05/15/24)(a)		25,067	$3,369
Minor International PCL (Expires 05/05/23)(a)		27,659	4,319
			7,688
Total Warrants — 0.0%
(Cost: $0)		.	7,688

Corporate Bonds & Notes
India — 0.0%
Britannia Industries Ltd., 5.50%, 06/03/24 (e)	INR	792,338	10,937
Total Corporate Bonds & Notes — 0.0%
(Cost: $10,888)		.	.10,937

Short-Term Investments
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(f)(g)(h)		4,282,630	4,285,200

Total Short-Term Investments — 0.5%
(Cost: $4,284,772)		.	4,285,200

Total Investments in Securities — 100.4%
(Cost: $712,231,582)		.	902,334,437

Other Assets, Less Liabilities — (0.4)%		.	(3,629,829)

Net Assets — 100.0%		.	$898,704,608

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period-end.

(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

												Capital
												Gain
							Change in					Distributions
							Unrealized		Shares			from
	Value at	Purchases		Proceeds		Net Realized	Appreciation	Value at	Held at			Underlying
Affiliated Issuer	08/31/20	at Cost		from Sales		Gain (Loss)	(Depreciation)	05/31/21	05/31/21	Income		Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$4,152,885	$135,048	(a)	$—		$(3,240)	$507	$4,285,200	4,282,630	$92,562	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	1,070,000	—		(1,070,000	)(a)	—	—	—	—	629		—
						$(3,240)	$507	$4,285,200		$93,191		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM Leaders ETF
May 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$136,128,920	$752,591,936	$—	$888,720,856
Preferred Stocks	8,418,008	891,748	—	9,309,756
Warrants	7,688	—	—	7,688
Corporate Bonds & Notes	—	—	10,937	10,937
Money Market Funds	4,285,200	—	—	4,285,200
	$148,839,816	$753,483,684	$10,937	$902,334,437

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

Currency Abbreviations

INR	Indian Rupee